COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Base rent and recovery of operating expenses	$ 3,797	$ 3,184	$ 2,840
Straight-line rent	124	154	131
Lease termination	18	15	19
Other	253	271	226
Total commercial property revenue	4,192	3,624	$ 3,216
Disclosure of finance lease and operating lease by lessor [line items]
Total	22,424	21,136
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Total	2,285	2,451
1-5 years
Disclosure of finance lease and operating lease by lessor [line items]
Total	8,472	7,886
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Total	$ 11,667	$ 10,799
Bottom of range
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease, term	1 year
Top of range
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease, term	15 years